Exhibit 99.1

World Omni Auto Receivables Trust 2016-A
Monthly Servicer Certificate
August 31, 2019

Dates Covered
Collections Period	08/01/19 - 08/31/19
Interest Accrual Period	08/15/19 - 09/15/19
30/360 Days	30
Actual/360 Days	32
Distribution Date	09/16/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/19	165,140,946.14	15,796
Yield Supplement Overcollateralization Amount 07/31/19	3,449,158.39	0
Receivables Balance 07/31/19	168,590,104.53	15,796
Principal Payments	9,430,697.40	334
Defaulted Receivables	447,529.84	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/19	3,133,160.85	0
Pool Balance at 08/31/19	155,578,716.44	15,431

Pool Statistics	$ Amount	# of Accounts
Pool Factor	17.28%
Prepayment ABS Speed	1.23%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	4,012,117.01	283
Past Due 61-90 days	1,277,782.21	88
Past Due 91-120 days	243,819.98	16
Past Due 121+ days	0.00	0
Total	5,533,719.20	387

Total 31+ Delinquent as % Ending Pool Balance	3.56%
Total 61+ Delinquent as % Ending Pool Balance	0.98%
Delinquency Trigger Occurred	NO

Recoveries	307,232.26
Aggregate Net Losses/(Gains) - August 2019	140,297.58
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.00%
Prior Net Losses Ratio	0.32%
Second Prior Net Losses Ratio	0.96%
Third Prior Net Losses Ratio	0.86%
Four Month Average	0.79%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.33%

Overcollateralization Target Amount	8,785,976.54
Actual Overcollateralization	8,785,976.54
Weighted Average APR	3.86%
Weighted Average APR, Yield Adjusted	5.72%
Weighted Average Remaining Term	27.70

Flow of Funds	$ Amount

Collections	10,279,185.15
Investment Earnings on Cash Accounts	39,077.62
Servicing Fee	(140,491.75)
Transfer to Collection Account	0.00
Available Funds	10,177,771.02

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	215,249.33
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	776,253.16
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	8,785,976.54
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	400,291.99

Total Distributions of Available Funds	10,177,771.02

Servicing Fee	140,491.75
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 08/15/19	156,354,969.60
Principal Paid	9,562,229.70
Note Balance @ 09/16/19	146,792,739.90

Class A-1
Note Balance @ 08/15/19	0.00
Principal Paid	0.00
Note Balance @ 09/16/19	0.00
Note Factor @ 09/16/19	0.0000000%

Class A-2
Note Balance @ 08/15/19	0.00
Principal Paid	0.00
Note Balance @ 09/16/19	0.00
Note Factor @ 09/16/19	0.0000000%

Class A-3
Note Balance @ 08/15/19	63,524,969.60
Principal Paid	9,562,229.70
Note Balance @ 09/16/19	53,962,739.90
Note Factor @ 09/16/19	20.5964656%

Class A-4
Note Balance @ 08/15/19	74,800,000.00
Principal Paid	0.00
Note Balance @ 09/16/19	74,800,000.00
Note Factor @ 09/16/19	100.0000000%

Class B
Note Balance @ 08/15/19	18,030,000.00
Principal Paid	0.00
Note Balance @ 09/16/19	18,030,000.00
Note Factor @ 09/16/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	215,249.33
Total Principal Paid	9,562,229.70
Total Paid	9,777,479.03

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.77000%
Interest Paid	93,699.33
Principal Paid	9,562,229.70
Total Paid to A-3 Holders	9,655,929.03

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2506309
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.1340192
Total Distribution Amount	11.3846501

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3576310
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	36.4970599
Total A-3 Distribution Amount	36.8546909

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	81.18
Noteholders' Principal Distributable Amount	918.82

Account Balances	$ Amount

Reserve Account
Balance as of 08/15/19	22,196,494.13
Investment Earnings	38,491.68
Investment Earnings Paid	(38,491.68)
Deposit/(Withdrawal)	-
Balance as of 09/16/19	22,196,494.13
Change	-

Total Reserve Amount	22,196,494.13